Segment reporting (Details 6) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of geographical areas [line items]
Property, plant and equipment including capital work in progress and intangible assets acquired, other than goodwill arising on business combination	₨ 99,381	₨ 31,333
India [Member]
Disclosure of geographical areas [line items]
Property, plant and equipment including capital work in progress and intangible assets acquired, other than goodwill arising on business combination	31,448	19,572
Switzerland [Member]
Disclosure of geographical areas [line items]
Property, plant and equipment including capital work in progress and intangible assets acquired, other than goodwill arising on business combination	61,867	7,724
United States [Member]
Disclosure of geographical areas [line items]
Property, plant and equipment including capital work in progress and intangible assets acquired, other than goodwill arising on business combination	2,118	1,285
Others [Member]
Disclosure of geographical areas [line items]
Property, plant and equipment including capital work in progress and intangible assets acquired, other than goodwill arising on business combination	₨ 3,948	₨ 2,752